CONDENDSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 271,812	$ 310,140	$ 66,554
Accounts Receivable, Net	187,790	214,920	170,600
Inventories	1,035,674	953,627	687,181
Deferred Offering Costs		0	199,571
Prepaid Expenses and Other Assets	64,910	200,936	85,768
Total Current Assets	1,560,186	1,679,623	1,209,674
Tooling and Equipment, Net	415,805	446,329	664,967
Patents and Trademarks, Net	494,741	495,608	551,307
Software Development, Net	521,146	240,561	0
Total Assets	2,991,878	2,862,121	2,425,948
Current Liabilities
Accounts Payable	2,273,853	2,420,571	2,896,567
Lines of Credit		0	112,500
Notes Payable	231,444	278,467	258,209
Current Portion of Long-term Debt, net of discount	99,320	99,320	1,060,188
Current Portion of Capital Leases	21,881	24,670	57,244
Customer Deposits	98,368	170,777	63,079
Accrued Interest	44,546	36,935	161,703
Accrued Expenses	540,564	554,264	519,672
Income and Other Taxes Payable	86,529	75,851	21,486
Total Current Liabilities	3,396,505	3,660,855	5,150,648
Long-Term Liabilities
Long Term Derivative Liability	8,363,751	12,035,816	0
Accrued Compensation		0	1,010,096
Long Term Portion of Term Debt, net of discount	168,342	170,496	1,715,253
Long Term Portion of Capital Leases	11,629	16,882	40,041
Long Term Portion of Accrued Interest	14,462	16,365	719,475
Total Long-Term Liabilities	8,558,184	12,239,559	3,484,865
Total Liabilities	11,954,689	15,900,414	8,635,513
Stockholders' Equity (Deficit)
Preferred Stock	0	0	0
Common Stock	10,241	9,600	3,537
Additional Paid-in Capital	25,807,574	23,244,639	19,933,202
Accumulated (Deficit)	(34,780,626)	(36,292,532)	(26,146,304)
Total Stockholders’ Equity (Deficit)	(8,962,811)	(13,038,293)	(6,209,565)
Total Liabilities and Stockholders’ Deficit	$ 2,991,878	$ 2,862,121	$ 2,425,948